Income Taxes - Reconciliation of income tax and unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense
Tax expense at U.S. statutory rate	$ (3,877)	$ (9,252)	$ 19,875
State income taxes, net of federal tax effect	(923)	(1,754)	(584)
Nondeductible expenses	(169)	7,765	1,487
Change in reserve for tax contingencies	(4,435)	27	(1,192)
Change in deferred tax asset valuation allowance	17,374	(5,382)	40,869
Foreign income taxed at less than statutory rate	9,912	(2,999)	(11,924)
Research and development credits	(3,459)	(2,542)	(1,897)
Other	235	(220)	(8)
Provision (benefit) for income taxes	14,658	(14,357)	46,626
Compensation expense not expected to be deductible for tax purposes		6,300
Change in deferred tax asset valuation allowance, tax credit carryforwards	13,100
Change in deferred tax asset valuation allowance, domestic net deferred tax assets			35,800
Tax charge from deferred taxes on unremitted foreign earnings	$ 9,500
Research tax credit		$ 1,000	$ 1,200